FUND PROFILE

                               Prime Money Market


                                 INVESTOR CLASS

                                December 30, 1998

                         [american century logo(reg.sm)]
                                    American
                                     Century
                                  ____________
                                    Brokerage
                                  ____________

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     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
      See the back cover for additional telephone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS

                               PRIME MONEY MARKET

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Prime Money Market seeks to earn the highest level of current income while preserving the value of your investment.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund buys high-quality, cash-equivalent securities. These securities are short-term obligations of banks, governments and corporations that are payable in U.S. dollars.

        The weighted average maturity of the fund is expected to be 90 days or less.

        Additional information about Prime Money Market's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    *Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    *Because   cash-equivalent   securities  are  among  the  safest  securities
     available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of Prime Money Market's Investor Class shares for each calendar year since the fund's inception on November 17, 1993. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart]

CALENDAR YEAR-BY-YEAR RETURNS
                            1994     1995     1996     1997
--------------------------------------------------------------------------------
Prime Money Market          4.47     5.70     5.09     5.26

As of September 30, 1998, the end of the most recent calendar quarter, Prime Money Market's year-to-date return was 3.91%.

        The highest and lowest returns of the fund's Investor Class shares for a calendar quarter since the fund's inception on November 17, 1993, are provided in the following chart to indicate the fund's historical short-term volatility.

[bar chart]

     Highest and Lowest Quarterly Returns
          Quarter Ended 3/31/95      1.47%
          Quarter Ended 3/31/94      0.84%

        The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The 90-Day Treasury Bill Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long- term performance comparisons. The index is derived from secondary market interest rates as published by the Federal Reserve Bank.

                                              1 YEAR         LIFE OF FUND
      AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 1998)
           Prime Money Market                  5.28%         5.11%
           90-day Treasury Bill Index          5.11%         5.03%*
                                            *(index as of 11/30/93)
         For current performance information, including yields, please call us or access our Web site.


Prime Money Market                                    American Century Brokerage


4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                              0.60%(1)
           Distribution and Service (12b-1) Fees       None
           Other Expenses(2)                           0.00%
           Total Annual Fund Operating Expenses        0.60%

        (1)Based on assets as of February 28, 1998. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

        (2)Other expenses, which include the fees and expenses of the fund's independent trustees, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

           1 year     3 years      5 years      10 years
           ---------------------------------------------
            $61        $192         $334          $749

              Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio manager on the Prime Money Market team is:

        DENISE TABACCO Portfolio Manager, has been a member of Prime Money Market's team since January, 1996. Ms. Tabacco joined American Century in 1988.

        JOHN WALSH, Associate Portfolio Manager, has been a member of Prime Money Market's team since May, 1997. Before joining American Century in 1996, Mr. Walsh was an assistant vice president and team leader in the large corporate financial institution's group at First Interstate Bank, Los Angeles.

6. HOW DO I BUY FUND SHARES?

    * Complete and return the enclosed brokerage application along with an investment check payable to American Century Brokerage

    *   Call us and send your investment by bank wire transfer

    * If you already have an American Century Brokerage account, simply contact us by writing, calling or accessing our Web site.

        Your initial investment in your brokerage account must be at least $2,500. If the value of your brokerage account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing, calling or accessing our Web site. You also may sell your shares in Prime Money Market and make other investments through American Century Brokerage. Depending on the options you select when you open your account, some restrictions may apply.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Dividends are declared and available for redemption daily. Because Prime is a money market fund, its distributions generally will be taxed as ordinary income. If the fund's share price were to go up or down, its annual distributions also could include capital gains or losses. Distributions are reinvested automatically in additional shares unless you choose another option.


Fund Profile                                                  Prime Money Market


9. WHAT SERVICES ARE AVAILABLE?

        American Century Brokerage offers several ways to make it easier for you to manage your account, such as:

    *   telephone transactions

    *   wire and electronic funds transfers

    *   24-hour TeleSelect Automated Information and Trading Line transactions

    *   24-hour online Internet account access and transactions

        You will find more information about these choices in our Brokerage Information Kit, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

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                         [american century logo(reg.sm)]
                                    American
                                     Century
                                  ____________
                                    Brokerage
                                  ____________


AMERICAN CENTURY BROKERAGE, INC.
P.O. BOX 419146
KANSAS CITY, MISSOURI 64141-6146

WWW.AMERICANCENTURY.COM

BROKERAGE ASSOCIATE
1-888-345-2071

TELESELECT AUTOMATED INFORMATION
AND TRADING LINE
1-888-345-2091

SEP-IRA SERVICES
1-800-345-3533 x 4210

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113

FAX
650-967-9627

                                                        Funds Distributor, Inc.

BK-BRO-13792   9812